Goodwill and Other Intangible Assets - Summary of Reconciliation of Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	$ 97	$ 97
Merger impact (Note 3)	11,185
Other acquisitions (Note 3)	197
Foreign currency translation	(48)
Ending Balance	11,431	97
Goodwill [member] | Carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	104
Ending Balance	11,438	104
Goodwill [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(7)
Ending Balance	(7)	(7)
Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Merger impact (Note 3)	1,708
Other acquisitions (Note 3)	1
Foreign currency translation	(20)
Amortization	(135)
Ending Balance	1,554
Customer relationships [member] | Carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending Balance	1,691
Customer relationships [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending Balance	(137)
Technology [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Merger impact (Note 3)	44
Additions	79
Foreign currency translation	1
Amortization	(7)
Ending Balance	117
Technology [member] | Carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending Balance	124
Technology [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending Balance	(7)
Trade names [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Merger impact (Note 3)	122
Foreign currency translation	(4)
Amortization	(28)
Ending Balance	90
Trade names [member] | Carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending Balance	118
Trade names [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending Balance	(28)
Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	69	83
Merger impact (Note 3)	474
Other acquisitions (Note 3)	7
Additions	19	1
Disposals	(27)
Foreign currency translation	(6)
Amortization	(87)	(15)
Ending Balance	449	69
Other [member] | Carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	123
Ending Balance	586	123
Other [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(54)
Ending Balance	(137)	(54)
Intangible assets other than goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	69	83
Merger impact (Note 3)	2,348
Other acquisitions (Note 3)	8
Additions	98	1
Disposals	(27)
Foreign currency translation	(29)
Amortization	(257)	(15)
Ending Balance	2,210	69
Intangible assets other than goodwill [member] | Carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	123
Ending Balance	2,519	123
Intangible assets other than goodwill [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(54)
Ending Balance	$ (309)	$ (54)